Other Borrowings	12 Months Ended
Dec. 31, 2016
Other Borrowings [Abstract]
Other Borrowings

NOTE 11 - OTHER BORROWINGS

There were no outstanding borrowings with the Federal Reserve Bank (the “FRB”) at December 31, 2016 or at December 31, 2015.

Assets pledged as collateral with the FRB were as follows:

	2016	2015
Commercial loans	$16,380	$19,696
Commercial real estate loans	39,230	37,702
	$55,610	$57,398

Based on the collateral pledged, CFBank was eligible to borrow up to $31,846 from the FRB at year-end 2016.

CFBank had a $1.0 million line of credit with a commercial bank at both December 31, 2016 and December 31, 2015.  There were no outstanding borrowings on this line of credit at December 31, 2016 or December 31, 2015.  If CFBank were to borrow on this line of credit, interest would accrue daily at a variable rate based on the commercial bank’s cost of funds and current market returns.